TRADE ACCOUNTS RECEIVABLE - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 5,176,958	R$ 4,875,394
Gross | in Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	2,261,456	2,622,865
Gross | exports from Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	792,385	617,577
Gross | outside of Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	2,237,636	1,724,838
Impairment
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ (114,519)	R$ (89,886)